Cover	Oct. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002144040
Document Type	S-6
Entity Registrant Name	FT 13253
Document Period End Date	Oct. 09, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted. Under normal circumstances, each Trust will invest at least 80% of their assets in dividend-paying securities. The Target Dividend Double Play Portfolio is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Target Dividend Double Play Portfolio

The Target Dividend Double Play Portfolio is a unit investment trust which consists of an approximately equal weighting between two strategies – The S&P Dividend Aristocrats Target 25 Strategy and the Target High Quality Dividend Strategy. The Trust invests in a fixed portfolio of stocks which are selected by applying pre-determined screens and factors and holds the stocks for approximately 15 months.

The composition of the Trust on the Initial Date of Deposit is as follows:

•	Approximately 50% of the portfolio is composed of common stocks which comprise the S&P Dividend Aristocrats Target 25 Strategy; and
•	Approximately 50% of the portfolio is composed of common stocks which comprise the Target High Quality Dividend Strategy.

S&P Dividend Aristocrats Target 25 Strategy

The S&P Dividend Aristocrats Target 25 Strategy invests in companies from the S&P 500® Dividend Aristocrats® Index. The index consists of companies from the S&P 500® Index that have increased dividends every year for at least 25 consecutive years. The S&P Dividend Aristocrats Target 25 Strategy stocks are determined as follows:

•	We begin with all stocks contained in the S&P 500® Dividend Aristocrats® Index as of two business days prior to the date of this prospectus. Regulated investment companies, limited partnerships and business development companies are not eligible for selection.
•	We rank each stock on three equally-weighted factors:
•	Debt to equity. Compares a company’s long-term debt to their stockholder’s equity. Higher levels of this ratio are associated with higher risk, lower levels with lower risk.
•	Price to cash flow. Measures the cost of a company’s stock for every dollar of cash flow generated. A lower, but positive, ratio indicates investors are paying less for the cash flow generated which can be a sign of value.
•	Return on assets. Compares a company’s net income to its total assets. The ratio shows how efficiently a company generates net income from its assets.
•	We rank each of the companies by their combined factor scores.
•	We select an approximately equally-weighted portfolio of the best scoring 25 stocks with a maximum of seven stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors. If more than seven stocks from any one of the major GICS® sectors are selected, these stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better return on assets ratio is selected.

Target High Quality Dividend Strategy

•	Begin with the 1,000 stocks with the largest market capitalization as of two business days prior to the Initial Date of Deposit which trade on a U.S. exchange, excluding real estate investment trusts (“REITs”), American Depositary Receipts/ADRs, regulated investment companies and limited partnerships.
•	Select only those stocks that meet the following criteria:

– Minimum three month average daily trading volume of $2.5 million.

– Three consecutive years of dividend increases.

•	Screen for quality on the following factors:

– Net debt to assets of less than 50%.

– Three-year payout ratio of less than 50% of earnings.

– Positive free cash flow after dividends for the trailing 12 months.

•	Purchase an approximately equally-weighted portfolio of the 30 stocks with the highest dividend yield, subject to a maximum of nine stocks from any one of the major GICS® market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose.
Target Dividend Triple Play Portfolio

The Trust is a unit investment trust which consists of an approximately equal weighting between three strategies – The S&P Dividend Aristocrats Target 25 Strategy, the Target High Quality Dividend Strategy and the Value Line® Target Safety 30 Strategy. It invests in a fixed portfolio of stocks which are selected by applying predetermined screens and factors and holds the stocks for approximately 15 months.

The composition of the Trust on the Initial Date of Deposit is as follows:

•	Approximately one-third of the portfolio is composed of common stocks which comprise the S&P Dividend Aristocrats Target 25 Strategy;
•	Approximately one-third of the portfolio is composed of common stocks which comprise the Target High Quality Dividend Strategy; and
•	Approximately one-third of the portfolio is composed of common stocks which comprise the Value Line® Target Safety 30 Strategy.

The Securities which comprise the S&P Dividend Aristocrats Target 25 Strategy and the Target High Quality Dividend Strategy were chosen by applying the same selection criteria set forth above under the caption “Target Dividend Double Play Portfolio.” The Securities which comprise the Value Line® Target Safety 30 Strategy portion of the Trust were selected as follows:

Value Line® Target Safety 30 Strategy.

Value Line® ranks approximately 1,700 stocks which represent approximately 90% of the trading volume on all U.S. stock exchanges. The Value Line® Safety rank measures the total risk of a stock relative to the other stocks in the Value Line® universe. Value Line® bases their Safety rankings from #1 through #5 on various factors including price stability and financial strength. Stocks rated #1 or #2 tend to be less volatile than those rated #4 or #5. The Value Line® Target Safety 30 Strategy invests in 30 companies that Value Line® gives a #1 or #2 ranking for SafetyTM.

The Value Line® Target Safety 30 Strategy stocks are determined as follows:

•	Begin with all stocks or American Depositary Receipts/ADRs that Value Line® gives a #1 and #2 ranking for SafetyTM as of two business days prior to the Initial Date of Deposit.
•	Eliminate business development companies, regulated investment companies, limited partnerships, REITs and companies that do not trade on U.S. exchanges.
•	Select companies with a market capitalization greater than $1 billion and a three month average daily dollar volume greater than $5 million.
•	Select companies with an indicated dividend yield above 2%.
•	Eliminate companies that do not have positive free cash flow after subtracting dividends and those that do not have return on equity above 10%.
•	Rank all of the remaining companies on price volatility and price to cash flow. These rankings are separate, but equally weighted. Companies with lower price volatility and lower, but positive, price to cash flow receive higher rankings.
•	Purchase an approximately equally weighted portfolio of the 30 eligible stocks with the best overall ranking subject to a maximum of six stocks in any one of the major GICS® market sectors. If, through the selection process, the stocks selected would cause the Trust to exceed the six stocks in any one GICS® sector limitation, the lowest ranked stock or stocks from that GICS® sector will be replaced with the next highest ranked stock or stocks in any of the other GICS® sectors. In the event of a tie, the stock with lower price to cash flow is selected. If the sector maximum of six stocks does not result in a 30 stock portfolio, the sector restriction will be relaxed to seven stocks. If this too does not result in a 30 stock portfolio it will be relaxed to eight stocks, then nine, and finally a maximum of ten stocks in an any one of the major GICS® market sectors. Should a 30 stock portfolio not exist at the ten stock maximum, the next highest eligible dividend yielding names will be added until 30 eligible stocks are selected subject to a maximum of ten stocks in any one sector.

Other Considerations.

Please note that we applied the strategies which make up a portion of the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying each strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in a Trust’s portfolio.

The Securities for each of the strategies were selected as of a strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under “Removing Securities from a Trust” are not eligible for inclusion in a Trust’s portfolio.

While not a part of the Trusts’ portfolio selection processes, certain of the Trusts also invest in companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in a Trust.

The S&P 500® Dividend Aristocrats® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Portfolios L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Portfolios L.P. The Target Dividend Triple Play Portfolio, which contains the S&P Dividend Aristocrats Target 25 Strategy, is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of SPDJI.

“Value Line,” “The Value Line Investment Survey,” “Timeliness” and “Safety” are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust Portfolios L.P. and/or First Trust Advisors L.P. This product is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy. First Trust Portfolios L.P. and/or First Trust Advisors L.P. are not affiliated with any Value Line company.

The publisher of the S&P 500® Index is not affiliated with us and has not participated in creating the Trust or selecting the Securities for the Trust. Except as noted herein, the index publisher has not approved of any of the information in this prospectus.